Document and Entity Information Document	Jul. 27, 2021	Oct. 21, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 27, 2021
Entity Registrant Name	NorthWestern Corporation
Entity Central Index Key	0000073088
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-10499
Entity Tax Identification Number	46-0172280
Entity Address, Address Line One	3010 W. 69th Street
Entity Address, City or Town	Sioux Falls
Entity Address, State or Province	SD
Entity Address, Postal Zip Code	57108
City Area Code		605
Local Phone Number		978-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	NWE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company		false